Expense Example - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Insurance Portfolio - Select Insurance Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 83
3 years	259
5 years	450
10 years	$ 1,002